Investment in equity investees	12 Months Ended
Dec. 31, 2018
Investment in equity investees
Investment in equity investees

7.Investment in equity investees

Measurement Alternative and NAV practical expedient

Equity investments measured at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASU 2016-01. As of December 31, 2017, the carrying amount of the Group’s cost method investments was RMB9,750,726. After adoption of ASU 2016-01, as of December 31, 2018, the carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was RMB17,104,784, the carrying amount of the Groups' investments under NAV practical expedient was RMB944,378. For the years ended December 31, 2017 and 2018, the Group invested RMB6,217,682 and RMB12,108,139 in multiple private companies and private equity funds accounted for under Measurement Alternative and NAV practical expedient respectively, which may have operational synergy with the Group’s core business. During the year ended December 31, 2018, investment consideration for the top two investees were RMB4,990,531 and RMB1,952,325, respectively. During the year ended December 31, 2018, fair value changes recognized for certain equity investments which were measured using the Measurement Alternative and NAV practical expedient were not significant.

Equity method

As of December 31, 2018, the Group’s investments accounted for under the equity method totaled RMB13,307,454 (as of December 31, 2017: RMB8,800,593), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB5,450,209, the investment in Bitauto Holdings Limited (“Bitauto”) amounting to RMB2,544,367, the investment in Tuniu Corporation (“Tuniu”) amounting to RMB858,566 and investment in Yixin Group Limited (“Yixin”) amounting to RMB1,044,537. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

Investment in Yonghui

On August 11, 2016, the Group completed the investment in Yonghui through the subscription of newly issued ordinary shares representing 10%  equity interest in Yonghui. On May 23, 2018, the Company acquired additional ordinary shares from the existing shareholders of Yonghui, the Company’s interest in Yonghui’s issued and outstanding ordinary shares increased from 10% to 12% accordingly. Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. Total consideration for the investment in Yonghui was RMB5,458,074 in cash. Investment in Yonghui is accounted for using the equity method as the Group has obtained significant influence by the right to nominate two board members out of eleven. The Group received dividend of RMB114,845 and RMB143,557 for the years ended December 31, 2017 and 2018, respectively, which have been recorded as a reduction to the investment in Yonghui.

Investment in Yonghui is accounted for using the equity method with the cost allocated as follows:

	As of	As of	As of
	August 11,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Yonghui	4,234,929	4,245,001	5,450,209
Proportionate share of Yonghui's net tangible and intangible assets	1,869,905	1,946,349	2,122,874
Excess of carrying value of the investment over proportionate share of Yonghui’s net tangible and intangible assets	2,365,024	2,298,652	3,327,335

The excess of carrying value has been primarily assigned to:
Goodwill	1,270,190	1,270,190	1,989,726
Amortizable intangible assets (*)	1,459,779	1,371,283	1,783,478
Deferred tax liabilities	(364,945)	(342,821)	(445,869)
	2,365,024	2,298,652	3,327,335

Cumulative gains in equity interest in Yonghui	—	124,917	250,538

(*)  As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 16 years.

As of December 31, 2017 and 2018, the market value of the Group’s investment in Yonghui was approximately RMB9,666,167 and RMB8,609,614 based on its quoted closing price, respectively.

The proportionate share of Yonghui's net income/(loss) recorded in "share of results of equity investees" in the Consolidated Statements of Operations and Comprehensive Income/(Loss) was a loss of RMB84, a gain of RMB122,893 and a gain of RMB96,558 for the years ended December 31, 2016, 2017 and 2018, respectively. The following table includes the summarized financial information of Yonghui since the date when it was invested by the Group.

	During the period	For the year	For the year
	from August 11, 2016	ended December 31,	ended December 31,
	to December 31, 2016	2017	2018
	RMB	RMB	RMB

Revenue	6,248,703	55,524,229	67,975,691
Gross profit	1,230,057	11,319,620	14,912,887
Income from operations	95,453	2,065,795	1,296,271
Net income	71,130	1,721,628	1,189,513
Net income attributable to shareholders	72,905	1,818,910	1,548,833

Percentage of ownership in Yonghui	10%	10%	12%

Proportionate share of Yonghui’s net income, before basis adjustments	7,291	181,891	160,630
Basis adjustments	(7,375)	(58,998)	(64,072)
Proportionate share of Yonghui’s net income	(84)	122,893	96,558

Investment in Bitauto

On February 16, 2015, the Group completed its investment in Bitauto through the subscription of newly issued ordinary shares, representing approximately 25% of the outstanding ordinary shares of Bitauto. Bitauto is a leading provider of internet content and marketing services for China’s fast-growing automotive industry that is listed on Nasdaq. Total consideration for the initial investment in Bitauto was  RMB5,496,188 with a combination of RMB2,450,920 in cash and RMB3,045,268 in the form of future services, including exclusive access to the new and used car channels on the Group’s website and mobile apps and additional support from the Group’s key platforms for a period of 5 years. On June 17, 2016, the Group additionally acquired Bitauto’s newly issued ordinary shares by paying the cash consideration of RMB328,975. After the subsequent investment in June 2016, the Group held approximately 26% of Bitauto's issued and outstanding shares.

Investment in Bitauto is accounted for using the equity method with the investment cost allocated as follows:

	As of	As of	As of
	February 16,	December 31,	December 31,
	2015	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,128,409	2,544,367
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,228,925	2,619,609
Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	(100,516)	(75,242)

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	—	—
Amortizable intangible assets (**)	707,758	(100,516)	(75,242)
Deferred tax liabilities	(176,939)	—	—
	3,377,079	(100,516)	(75,242)

Cumulative losses in equity interest in Bitauto	—	(3,696,754)	(3,280,796)

(*) In the fourth quarter of 2016, the Group conducted an impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB672,886 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of December 31, 2016.

(**) As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Bitauto’s consolidated financial statements was 3 years.

As of December 31, 2017 and 2018, the market value of the Group’s investment in Bitauto was approximately  RMB3,773,634 and RMB3,087,400 based on its quoted closing price, respectively.

Investment in Dada

In April 2016, the Group signed series of agreements with Dada, China's largest crowdsourcing delivery platform. The Group obtained a) the newly issued ordinary shares of Dada which represents approximately 81% of the issued and outstanding ordinary shares, or approximately 41% of the equity interests of Dada on a fully diluted basis, b) the newly issued preferred shares of Dada which represents approximately 7% of the equity interest in Dada on a fully diluted basis, and c) a warrant to purchase additional preferred shares of Dada at a pre-determined price for the next 2 years. Total consideration for the above investments and warrant was RMB3,508,200 with a combination of RMB1,298,700 in cash, the Group’s future services, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete obligation in O2O business for a period of 7 years, and the Group’s O2O business, JD Daojia. The Group holds two board seats out of six with the founder of Dada holding the casting vote after the transaction.

With the assistance of an independent appraiser, the Group estimated the fair value of the assets/investments received as follows:

As of
April 26,
2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450
3,508,200

As the Group disposed a consolidated business (JD Daojia) in 2016, a disposal gain of RMB1,227,760 was recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss), which equals to the difference between the fair value and carrying value of JD Daojia as of the disposal date of April 26, 2016.

The investment in Dada’s ordinary shares is accounted for using the equity method with the investment cost allocated as follows:

	As of	As of	As of
	April 26,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Dada’s ordinary shares	2,164,050	139,147	—
Proportionate share of Dada’s net tangible and intangible assets	424,140	(1,579,323)	(1,709,458)
Excess of carrying value of the investment over proportionate share of Dada’s net tangible and intangible assets	1,739,910	1,718,470	1,709,458

The excess of carrying value has been primarily assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	150,105	138,089
Deferred tax liabilities	(44,673)	(37,526)	(34,522)
	1,739,910	1,718,470	1,709,458

Cumulative losses in equity interest in Dada's ordinary shares	—	(2,024,903)	(2,164,050)

(*) As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 7 years.

The investment in Dada’s preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance common stock and had no readily determinable fair value as of December 31, 2018. The warrant is a freestanding financial instrument and was recorded at fair value of RMB45,450 upon initial recognition. On December 28, 2017, the Group exercised the warrant in entirety in cash and purchased additional preferred shares of Dada, at the pre-determined price with the total consideration of RMB983,820. On August 9, 2018, the Group further invested RMB1,230,808 to acquire the newly issued preferred shares of Dada. The Group's investment in Dada's ordinary shares has been reduced to zero in 2018. According to ASC 323-10-35-25, as the Group's total investments in Dada includes the preferred shares investments, the Company should continue to recognize Dada's losses up to the Group’s carrying value in the preferred shares investment. As a result, in 2018, the Group further recognized a loss of RMB766,690 against the investment in Dada's preferred shares based on the ownership level and seniority of preferred shares investment the Group held in Dada. As of December 31, 2018, the carrying amount of preferred shares of Dada was RMB2,922,725.

Investment in Tuniu

In December 2014, the Group acquired 7% equity interest in Tuniu with cash consideration of RMB305,930 (“Initial Investment”). Tuniu is a leading online leisure travel company in China that is listed on the Nasdaq. The Group accounted for the Initial Investment as an available-for-sale security.

On May 22, 2015, the Group additionally acquired Tuniu’s newly issued ordinary shares for total consideration of RMB2,188,490 with a combination of RMB1,528,275 in cash and RMB660,215 in the form of future services, including granting Tuniu an exclusive right, for a period of 5 years, to operate the leisure travel channels on the Group’s website and mobile apps, and Tuniu becomes the Group’s preferred partner for hotel and air ticket booking services. After the subsequent investment in May 2015, the Group held approximately 28% of Tuniu’s issued and outstanding shares and had one board seat. Hence, the Group adopted equity method of accounting to account for the investment in Tuniu. In accordance with ASC 323, accumulated unrealized gains of RMB14,395 that were previously recorded for fair value change of the Initial Investment were reversed in the second quarter of 2015, and the cost of Initial Investment balance was adjusted as if the equity method of accounting had been applied since the Initial Investment was made and reclassified from investment securities to investment in equity investees in the Consolidated Balance Sheets. In January 2016, Tuniu issued new shares to HNA Tourism Group, a third-party investor, for an aggregate price of approximately US$500,000 and the Group’s interest in Tuniu was diluted to approximately 21% as of January 21, 2016. As the issuance price per share was higher than the Group’s average carrying value per share, the Group recorded a gain of RMB108,495 to reflect the deemed disposal.

Investment in Tuniu is accounted for using the equity method with the cost allocated as follows:

	As of	As of	As of
	May 22,	December 31,	December 31,
	2015	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Tuniu (*)	2,494,145	947,500	858,566
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	779,525	714,009
Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	167,975	144,557

The excess of carrying value has been primarily assigned to:
Goodwill (*)	1,212,149	23,899	23,899
Amortizable intangible assets (**)	356,933	192,101	160,877
Deferred tax liabilities	(89,233)	(48,025)	(40,219)
	1,479,849	167,975	144,557

Cumulative losses in equity interest in Tuniu	—	(1,546,645)	(1,635,579)

(*) In the second quarter of 2016, the Group conducted an impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB721,501 to write down the carrying value of its investment in Tuniu to its fair value of RMB1,454,578, based on quoted closing price of Tuniu as of June 30, 2016.

(**) As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Tuniu’s financial statements was 6 years.

As of December 31, 2017 and 2018, the market value of the Group’s investment in Tuniu was approximately RMB1,304,082 and RMB867,921 based on quoted closing price, respectively.

Investment in Yixin

In February 2015 and August 2016, the Group invested US$100,000 and US$30,000 in cash, respectively, to acquire Yixin’s newly issued series A and series B preferred shares. Yixin, a controlled subsidiary of Bitauto, is a leading online automobile retail transaction platform in China. The investment in Yixin was accounted for under the cost method as the underlying shares the Group invested in were not considered in-substance common stock and had no readily determinable fair value.

On November 16, 2017, Yixin successfully completed the global offering and traded on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEx”). After the offering, the Group held approximately 11% of Yixin’s issued and outstanding shares and the investment is accounted for using the equity method, as the preferred shares the Group previously invested in were automatically converted into ordinary shares upon listing and the Group has obtained significant influence through the nomination of one non-executive board member out of nine and the significant influence on its controlling shareholder, Bitauto.

Investment in Yixin is accounted for using the equity method with the cost allocated as follows：

	As of November 16,	As of December 31,	As of December 31,
	2017	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Yixin	860,992	860,992	1,044,537
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448	1,703,448	1,641,276
Total negative basis difference	(842,456)	(842,456)	(596,739)
Cumulative gains in equity interest in Yixin	—	—	183,545

The negative basis difference is amortized into net income over the remaining useful lives of the underlying assets, which is estimated to be 3 years. As of December 31, 2017 and 2018, the market value of the Group’s investment in Yixin was approximately RMB3,586,393 and 1,049,246 based on quoted closing price, respectively.

The Group summarizes the condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Operating data:
Revenue	37,122,299	72,206,753	94,099,295
Gross profit	4,829,228	19,162,739	26,893,544
Loss from operations	(3,126,138)	(2,200,140)	(1,471,960)
Net loss	(3,369,075)	(2,549,137)	(1,722,715)
Net loss attributable to shareholder	(3,729,119)	(2,977,210)	(1,748,305)

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance sheet data:
Current assets	47,136,935	78,125,211	110,276,278
Non-current assets	26,244,217	62,806,104	78,546,934
Current liabilities	27,103,212	58,734,790	80,643,552
Non-current liabilities	4,559,231	16,703,429	22,755,496
Redeemable stock	4,795,473	5,877,854	9,897,962
Non-controlling interests	4,072,998	717,106	431,498

The Group recorded its interests in Yonghui, Bitauto, Dada, Tuniu and Yixin one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.

Audited financial statements of Bitauto, Tuniu and Dada will be included in separate filing in accordance with Regulation S-X Rule 3-09.

The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the Measurement Alternative investments of RMB341,984,  RMB59,987 and RMB593,138 were recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, the accumulated impairment of the Group’s Measurement Alternative investments was RMB846,243. Impairment charges in connection with the equity method investments of RMB1,416,801,  nil and nil were recorded in share of results of equity investees in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the years ended December 31, 2016, 2017 and 2018, respectively.